TAXATION - Other tax liabilities (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
TAXATION
Total	Rp 2,192	$ 142	Rp 2,565
The Company
TAXATION
Article 4(2) - Final tax	33		50
Article 21 - Individual income tax	102		79
Article 22 - Withholding tax on goods delivery and imports	2		7
Article 23 - Withholding tax on services	24		48
Article 26 - Withholding tax on non-resident income	0		5
VAT	170		244
VAT - Tax collector	163		286
Total	494		719
Subsidiaries
TAXATION
Article 4(2) - Final tax	317		287
Article 21 - Individual income tax	182		206
Article 22 - Withholding tax on goods delivery and imports	9		5
Article 23 - Withholding tax on services	152		68
Article 26 - Withholding tax on non-resident income	10		262
VAT	399		493
VAT - Tax collector	629		525
Total	Rp 1,698		Rp 1,846